UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions

(Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Paul Fearday, President (principal executive officer)
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202

(Name and address of agent for service)

(414) 765-5346

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2016

Item 1. Schedule of Investments.

AlphaClone International ETF
Schedule of Investments
June 30, 2016 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS - 98.4%
	Belgium - 4.2%
1,557	Anheuser-Busch Inbev SA - ADR	$205,026
	Brazil - 1.0%
2,333	Embraer SA - ADR	50,673
	China- 33.4%
1,828	58.com, Inc. - ADR (a)	83,887
1,820	Alibaba Group Holding, Ltd. - ADR (a)	144,744
3,196	Baidu, Inc. - ADR (a)	527,819
1,073	Ctrip.com International, Ltd. - ADR (a)	44,208
22,443	JD.com, Inc. - ADR (a)	476,465
6,698	Melco Crown Entertainment, Ltd. - ADR	84,261
560	NetEase, Inc. - ADR	108,203
2,302	New Oriental Education & Technology Group, Inc. - ADR	96,408
4,386	Vipshop Holdings, Ltd. - ADR (a)	48,992
		1,614,987
	Denmark - 2.0%
1,772	Novo Nordisk AS - ADR	95,298
	France - 4.1%
1,507	DBV Technologies SA - ADR (a)	49,158
2,387	Sanofi - ADR	99,896
1,007	Total SA - ADR	48,437
		197,491
	India - 5.1%
1,060	Dr.Reddy's Laboratories, Ltd. - ADR	54,304
1,518	HDFC Bank, Ltd. - ADR	100,719
5,050	Infosys, Ltd. - ADR	90,143
		245,166
	Ireland - 4.8%
572	Ryanair Holdings plc - ADR	39,777
1,051	Shire plc - ADR	193,468
		233,245
	Israel - 7.9%
7,582	Teva Pharmaceutical Industries, Ltd. - ADR	380,844
	Japan - 1.0%
487	Toyota Motor Corporation - ADR	48,695
	Mexico - 5.9%
7,536	Cemex SAB de CV - ADR (a)	46,497
537	Fomento Economico Mexicano SAB de CV - ADR	49,667
5,522	Grupo Financiero Santander Mexico SAB de CV - ADR	50,195
5,435	Grupo Televisa SAB - ADR	141,528
		287,887

	Netherlands - 4.5%
3,972	Royal Dutch Shell plc - ADR	219,334
	Russian Federation - 1.0%
5,552	Mobile Telesystems PJSC - ADR	45,970
	South Africa - 4.7%
13,946	Gold Fields Ltd - ADR	68,335
16,755	Harmony Gold Mining Company, Ltd. - ADR (a)	60,485
1,617	Sasol, Ltd. - ADR	43,853
4,188	Sibanye Gold, Ltd. - ADR	57,041
		229,714
	Spain - 3.0%
6,097	Grifols SA - ADR	101,637
4,685	Telefonica SA - ADR	44,414
		146,051
	Switzerland - 2.1%
1,226	Novartis AG - ADR	101,157
	Taiwan, Province of China - 4.4%
8,198	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	215,033
	United Kingdom - 9.3%
2,281	ARM Holdings plc - ADR	103,808
1,525	BP plc - ADR	54,153
446	Diageo plc - ADR	50,345
1,148	GlaxoSmithKline plc - ADR	49,754
2,137	Unilever plc - ADR	102,384
2,843	Vodafone Group plc - ADR	87,820
		448,264
	TOTAL COMMON STOCKS (Cost $4,904,909)	4,764,835

	PREFERRED STOCKS - 1.2%
	Brazil - 1.2%
4,296	Telefonica Brasil SA - ADR	58,426
	TOTAL PREFERRED STOCKS (Cost $50,336)	58,426

	SHORT-TERM INVESTMENTS - 0.2%
8,468	Invesco Short-Term Investment Trust - Liquid Asset Portfolio, Institutional Class, 0.27%*	8,468
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,468)	8,468

	TOTAL INVESTMENTS (Cost $4,963,713) - 99.8%	4,831,729
	Other Assets in Excess of Liabilities - 0.2%	8,428
	TOTAL NET ASSETS - 100.0%	$4,840,157

	Percentages are stated as a percent of net assets.

*	Rate shown is the annualized seven-day yield as of June 30, 2016.
ADR	American Depository Receipt
(a)	Non-income producing security.

	Cost of investments	$4,981,816
	Gross unrealized appreciation	136,487
	Gross unrealized depreciation	(286,574)
	Net unrealized depreciation	$(150,087)

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at June 30, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$4,764,835	$-	$-	$4,764,835
Preferred Stocks	58,426	-	-	58,426
Short-Term Investments	8,468	-	-	8,468
Total Investments in Securities	$4,831,729	$-	$-	$4,831,729
^See Schedule of Investments for breakout of investments by country classification.
Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2016, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President(principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)  /s/Paul R. Fearday
    Paul R. Fearday, President (principal executive officer)

Date  August 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/Paul R. Fearday
 Paul R. Fearday, President (principal executive officer)

Date  August 18, 2016

By (Signature and Title)*  /s/ Kristen M. Weitzel
 Kristen M. Weitzel, Treasurer (principal financial officer)

Date  August 18, 2016

* Print the name and title of each signing officer under his or her signature.